Income Taxes - Income Taxes Recognized Directly in Other Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax relating to components of other comprehensive income [abstract]
Remeasurements of net defined benefit liabilities (assets), before tax	₩ 128,640	₩ 5,690	₩ (16,260)
Foreign currency translation differences for foreign operations, before tax	106,690	(19,987)	(231,738)
Change in equity of equity method investee, before tax	4,163	57	1,346
Other comprehensive income, before tax	239,493	(14,240)	(246,652)
Related income tax	(35,235)	(1,169)	9,259
Foreign currency translation differences for foreign operations, tax benefit (expense)	0	0	0
Change in equity of equity method investee, tax benefit (expense)	0	0	0
Other comprehensive income, tax benefit (expense)	(35,235)	(1,169)	9,259
Remeasurements of net defined benefit liabilities (assets), net of tax	93,405	4,521	(7,001)
Foreign currency translation differences for foreign operations, net of tax	106,690	(19,987)	(231,738)
Change in equity of equity method investee, net of tax	4,163	57	1,346
Other comprehensive income (loss) for the year, net of income tax	₩ 204,258	₩ (15,409)	₩ (237,393)